Contract Assets, Net - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ 2,193	$ 469
Provision	6,337	1,722
Exchange difference	23	2
Balance at end of the year	$ 8,553	$ 2,193